AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 93.3%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $55,651,051)	5,592,945	$54,922,724
Short-Term Investment — 5.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,062,487)	3,062,487	3,062,487

TOTAL INVESTMENTS—98.5% (cost $58,713,538)(wd)		57,985,211

Other assets in excess of liabilities(z) — 1.5%		888,855

Net Assets — 100.0%		$58,874,066

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
516	10 Year U.S. Treasury Notes	Jun. 2023	$59,299,690	$1,546,726
112	10 Year U.S. Ultra Treasury Notes	Jun. 2023	13,567,751	412,968
				1,959,694
Short Positions:
66	2 Year U.S. Treasury Notes	Jun. 2023	13,625,906	(148,514)
309	5 Year U.S. Treasury Notes	Jun. 2023	33,837,913	(626,405)
66	20 Year U.S. Treasury Bonds	Jun. 2023	8,656,313	(363,785)
38	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	5,362,750	(215,885)
				(1,354,589)
				$605,105
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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